FINANCIAL INSTRUMENTS - Disclosure of detailed information about contractual cash flow maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 9,307	$ 5,766
Income taxes payable	1,560	489
Payable to loyalty program partners	75,275	50,629
Long term debt including interest payments		15,522
Financial liabilities	86,142	72,406
Carrying Amount [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	9,307	5,766
Income taxes payable	1,560	489
Payable to loyalty program partners	75,275	50,629
Long term debt including interest payments		15,000
Financial liabilities	86,142	71,884
Within 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	9,307	5,766
Income taxes payable	1,560	489
Payable to loyalty program partners	75,275	50,629
Long term debt including interest payments		3,502
Financial liabilities	86,142	60,386
1 year to 3 years [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Income taxes payable	0	0
Payable to loyalty program partners	0	0
Long term debt including interest payments		12,020
Financial liabilities	0	12,020
3 years and beyond [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Income taxes payable	0	0
Payable to loyalty program partners	0	0
Long term debt including interest payments		0
Financial liabilities	$ 0	$ 0